Employee Benefits - Summary of Weighted-Average Assumptions (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Benefit Obligations
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	6.20%	7.10%
Benefit Obligations | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	6.00%	8.00%
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	5 years 10 months 24 days	5 years 10 months 24 days
Net Periodic Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	7.10%	7.50%	6.90%
Discount rate	In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.
Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.
Net Periodic Benefit Cost | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	8.00%	8.00%	8.00%
Weighted average rate of increase in compensation levels	The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	6.20%	7.10%
Weighted average duration of defined benefit obligation	6 years	5 years 5 months 19 days
Expected rate of return on plan assets	8.00%	9.20%
Provident Fund | First Year
Disclosure Of Defined Benefit Plans [Line Items]
First year	8.50%	8.65%
Provident Fund | Thereafter
Disclosure Of Defined Benefit Plans [Line Items]
First year	8.50%	8.60%